CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 1,241	$ 237,426	$ 579,191
Prepaid expenses and other assets			20,154
Total current assets	1,241	237,426	599,345
Non-current assets
Mineral property reclamation bonds			325,221
Buildings and equipment, net			849,445
Participating interest in mineral property (Note 3)			1,758,685
Total non-current assets			2,933,351
Total assets	1,241	237,426	3,532,696
Current liabilities
Accounts payable and accrued expenses	254,974	400,644	354,755
Advances payable		45,000
Accounts payable and accrued expenses - related parties	240,419		17,264
Advances payable - related party	82,000	92,000
Total current liabilities	577,393	537,644	372,019
Stockholders' Equity (Deficiency)
Common stock Authorized: 300,000,000 (December 31, 2011: 300,000,000; 2010: 300,000,000) common shares with par value of $0.001 each Issued and outstanding: 114,144,706 (December 31, 2011: 109,912,589; 2010: 88,703,868) common shares	114,145	109,913	88,704
Advances for stock subscriptions		20,000
Additional paid-in capital	22,346,349	22,040,994	20,938,292
Accumulated deficit during the exploration stage	(22,966,943)	(22,400,600)	(17,773,262)
Accumulated other comprehensive income (loss)	(69,703)	(70,525)	(93,057)
Stockholder' equity (deficiency)	(576,152)	(300,218)	3,160,677
Total liabilities and stockholders' equity (deficiency)	$ 1,241	$ 237,426	$ 3,532,696